Document And Entity Information	Aug. 06, 2020
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 06, 2020
Entity Registrant Name	Amtech Systems, Inc.
Entity Central Index Key	0000720500
Entity Tax Identification Number	86-0411215
Entity Incorporation, State or Country Code	AZ
Entity File Number	000-11412
Entity Address, Address Line One	131 S. Clark Drive
Entity Address, City or Town	Tempe
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85281
City Area Code	480
Local Phone Number	967-5146
Entity Emerging Growth Company	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	ASYS
Security Exchange Name	NASDAQ